Related Party Transactions - Schedule of Transactions with Related Parties (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2023 USD ($)
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 29,379,000		¥ 35,482,000			$ 4,238
Operating lease liability	3,726,000					$ 537
Noncash lease expenses	2,960,000	$ 427	39,476,000		¥ 54,466,000
Gain from disposal of equity interest			4,048,000		2,087,000
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Operating lease right-of-use assets	0		88,000
Operating lease liability	0		40,000
Noncash lease expenses	¥ 91,000	$ 13	108,000		¥ 108,000
Jiaxin Travel
Related Party Transaction [Line Items]
Consideration on disposal of deferred revenue			7,500,000
Related party transaction, gain on disposal of deferred revenue			835,000
Consideration from disposal of equity interest				¥ 0
Gain from disposal of equity interest			¥ 3,213,000